Fair Value Measurement	12 Months Ended
Dec. 31, 2012
FAIR VALUE MEASUREMENT [Abstract]
Fair Value Measurement

12. FAIR VALUE MEASUREMENT

The following table sets forth the financial instruments, measured at fair value, by level within the fair value hierarchy as of December 31, 2011 and 2012:

		Fair value measurement at reporting date using (in thousands)
Items	As of December 31, 2012	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
	US$	US$	US$	US$
Cash and cash equivalents	18,862	—	18,862	—
Term deposits	101,503	—	101,503	—
Short-term investments	7,573	—	7,573	—

Total	127,938	—	127,938	—

		Fair value measurement at reporting date using (in thousands)
Items	As of December 31, 2011	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
	US$	US$	US$	US$
Cash and cash equivalents	69,510	—	69,510	—
Term deposits	58,563	—	58,563	—

Total	128,073	—	128,073	—

Term deposits

Term deposits are time deposits with maturities over three months. These time deposits are classified within Level 2, because there generally were no quoted prices as of the reporting dates in active markets for identical time deposits and therefore, in order to determine their fair value, the Company had to use observable inputs other than quoted prices in active markets for identical assets and liabilities, quoted prices for identical or similar assets or liabilities in inactive markets, or other inputs that were observable or could be corroborated by observable market data for substantially the full term of the assets or liabilities.

Short-term investments

To estimate the fair value of investments in financial instruments with a variable interest rate indexed to the performance of underlying assets, the Group refers to the quoted rate of return provided by banks at the end of each period using discounted cash flow method. The Group classifies the valuation techniques that use these inputs as Level 2 of fair value measurement.

As of December 31, 2012, the Group’s investments are issued by commercial banks in China with a variable interest rate indexed to performance of underlying assets. Since the Group did not intend to hold the investment over one year, they are classified as short-term investments.

The following are other financial instruments not measured at fair value in the balance sheets but for which the fair value is estimated for disclosure purposes.

Short-term receivables and payables

Accounts receivable and certain other current assets are financial assets with carrying values that approximate fair value due to their short term nature. Short-term accounts payable and accrued liabilities are financial liabilities with carrying values that approximate fair value due to their short term nature. The rates of interest under the loan agreements with the lending banks were determined based on the prevailing interest rates in the market. The Group classifies the valuation techniques that use these inputs as Level 2 of fair value measurements of short-term bank loans. The Group estimated fair values of other short-term receivables and payables using the discounted cash flow method. The Company classifies the valuation technique as Level 3 of fair value measurement, as it uses estimated cash flow input which is unobservable in the market.

Equity Investment at cost

The Group estimated fair value of the investments accounted for by cost method on a nonrecurring basis only if an impairment charge were to be recognized. For the year ended December 31, 2012, the fair value of the cost method investment was not estimated as there were no identified events or changes in circumstances that had a significant adverse effect on the fair value of the investment and it was not practicable for the Group to estimate the fair value without incurring excessive cost.

Housing loans to employees

The Group estimated fair values of housing loans to employees using the discounted cash flow method. The Group classifies the valuation technique as level 3 of fair value measurement cash flow input which is unobservable in the market,